U.S. Global Investors Funds

497(J) CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the undersigned hereby certifies as follows:

1.               This filing is made on behalf of U.S. Global Investors Funds (the “Registrant”).  Registrant’s 1933 Act No. is 002-35439 and Registrant’s 1940 Act No. is 811-01800.

2.               There are no material changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 107 (“PEA No.107 ”) on April 30, 2010, pursuant to Rule 485(b) under the 1933 Act, for the following series and classes (“Contracts”):

All American Equity Fund
Holmes Growth Fund
Global MegaTrends Fund
Gold and Precious Metals Fund
World Precious Minerals Fund
Global Resources Fund
Eastern European Fund
Global Emerging Markets Fund
China Region Fund
Tax Free Fund
Near-Term Tax Free Fund
U.S. Government Securities Savings Fund
U.S. Treasury Securities Cash Fund

3.               The text of PEA No. 107 has been filed electronically.

U.S. Global Investors Funds

/s/ Susan B. McGee
By: /s/ Susan B. McGee
Executive Vice President, Secretary and General Counsel